UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Municipal High Income Fund

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Portfolio Highlights
6	Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
33	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL HIGH INCOME FUND

 March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions
A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead
We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals

Questions and comments
In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $411,953,032 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 2004, your Fund owned:
Hospital Revenue Bonds	$18.81
Life Care/Nursing Center Revenue Bonds	$17.51
Other Municipal Bonds	$13.39
Housing Revenue Bonds	$8.74
Special Tax Bonds	$7.13
Industrial Development Revenue/ Pollution Control Bonds	$6.05
City General Obligation Bonds	$5.94
Cash and Cash Equivalents	$5.43
Derivative Bonds	$4.64
Education Revenue Bonds	$3.57
Airport Revenue Bonds	$3.27
Prerefunded ETM Bonds	$3.13
Resource Recovery Bonds	$2.39

2004 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)

If your Taxable Income is:						Your Marginal Tax
							Equivalent Tax Free Yields

Joint Return			Single Return			Bracket Is	3%	4%	5%	6%

$0	-	14,300	$0	-	7,150	10%	3.33%	4.44%	5.56%	6.67%
$14,301	-	58,100	7,151	-	29,050	15%	3.53%	4.71%	5.88%	7.06%
$58,101	-	117,250	$29,051	-	70,350	25%	4.00%	5.33%	6.67%	8.00%
$117,251	-	178,650	$70,351	-	146,750	28%	4.17%	5.56%	6.94%	8.33%
$178.651	-	319,100	$146,751	-	319,100	33%	4.48%	5.97%	7.46%	8.96%
$319,101 and above			$319,101 and above			35%	4.62%	6.15%	7.69%	9.23%

      (1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND

March 31, 2004

MUNICIPAL BONDS	Principal Amount in Thousands	Value

ARIZONA - 2.75%
Hayden-Winkelman Unified School District No.
41 of Gila County, Arizona, Capital
Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	$6,145	$4,338,063
Arizona Health Facilities Authority, Hospital
Revenue Bonds (John C. Lincoln Health
Network), Series 2000,
7.0%, 12-1-25	3,500	3,843,910
The Industrial Development Authority of the County of Pima, Education Revenue Bonds:
Paradise Education Center Project, Series 2003A,
5.75%, 6-1-24	2,100	2,043,678
Noah Webster Basic School Project, Series 2004A,
6.125%, 12-15-34	1,115	1,097,439

		11,323,090

CALIFORNIA - 4.07%
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.625%, 6-1-38	7,000	7,142,450
Housing Authority of the County of San Bernardino,
Multifamily Housing Revenue Bonds (Raintree
Apartments Project), Series 2003A,
6.25%, 7-1- 42	5,000	4,999,950
State of California Various Purpose
General Obligation Bonds,
5.0%, 2-1-23	2,620	2,640,043
California Statewide Communities Development
Authority, Multifamily Housing Revenue
Bonds (Colton Gardens Apartments Project),
Series 2003A,
6.25%, 7-1- 42	2,000	1,998,040

		16,780,483

COLORADO - 8.57%

Colorado Educational and Cultural Facilities:
Collegiate Academy of Colorado Project, A Charter School Created by Jefferson County School District R-1, Jefferson County, State of Colorado, Series 2002:

7.5%, 12-15-31	3,000	3,145,710
7.375%, 12-15-21	1,000	1,047,260
Facilities Authority, Charter School Revenue Bonds
Stargate Charter School Project, Series 2002:
6.0%, 5-1-22	1,605	1,604,920
6.125%, 5-1-33	1,000	1,000,980
Sand Creek Metropolitan District, Adams
County and City and County of Denver, Colorado,
General Obligation Limited Tax Bonds:
Series 1998,
6.625%, 12-1-17	2,800	3,275,020
Series 1997,
7.125%, 12-1-16	1,905	2,234,813
Rampart Range Metropolitan District No. 1
(in the City of Lone Tree, Colorado),
Revenue Bonds (Rampart Range Metropolitan
District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,500	4,684,320
Aspen Grove Business Improvement District
in the City of Littleton, Colorado,
Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,722	3,975,208
City and County of Denver, Colorado, for and on
behalf of its Department of Aviation, Airport
System Revenue Refunding Bonds, Series 2002E,
14.579%, 11-15-10 (A)	3,000	3,936,090
Pine Bluffs Metropolitan District (in the Town of
Parker), Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,358,915
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Series 2003:
6.05%, 12-1-33	1,245	1,264,895
6.0%, 12-1-28	1,000	1,015,280
Cordillera Mountain Metropolitan District
(Eagle County, Colorado), Subordinate Limited
Tax (Convertible to Party Unlimited Tax),
General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,450	1,503,026
Church Ranch Metropolitan District,
City of Westminster, Colorado, General Obligation
Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,270,874
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,010,470
Deer Creek Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Series 2000,
7.625%, 12-1-19	750	973,478

		35,301,259

CONNECTICUT - 3.01%
Eastern Connecticut Resource Recovery
Authority, Solid Waste Revenue Bonds
(Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,259,293
State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds:
Edgehill Issue Series A (Fixed Rate),
6.875%, 7-1-27	2,300	2,400,947
Hospital for Special Care Issue, Series B:
5.375%, 7-1-17	1,580	1,359,321
5.5%, 7-1-27	950	763,487
Connecticut Development Authority, Pollution
Control Revenue Refunding Bonds (The Connecticut
Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,628,300

		12,411,348

FLORIDA - 4.02%
Capital Projects Finance Authority, Continuing
Care Retirement Community, Revenue Bonds
(Capital Projects Loan Program - The Glenridge
on Palmer Ranch Project), Fixed Rate Revenue
Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,078,950
Hillsborough County Aviation Authority, Florida,
Tampa International Airport, Revenue Bonds,
2003 Series A,
5.5%, 10-1-15	3,885	4,344,634
Broward County, Florida, Passenger Facility Charge/Airport System Revenue, Convertible Lien Bonds, Series 1998H-1 (AMT),
5.25%, 10-1-11	1,525	1,674,694
Escambia County Health Facilities Authority
(Florida), Revenue Bonds (Ascension Health
Credit Group), Series 2003A,
5.25%, 11-15-14	1,500	1,671,765
Dade County Industrial Development Authority,
Industrial Development Revenue Bonds,
Series 1995 (Miami Cerebral Palsy
Residential Services, Inc. Project),
8.0%, 6-1-22	1,600	1,642,128
Miami-Dade County, Florida, Aviation Revenue
Bonds, Series 2000A (AMT),
5.55%, 10-1-13	1,135	1,264,084
City of Fort Walton Beach, First Mortgage
Industrial Development Revenue Bonds, Series 1986
(Ft. Walton Beach Ventures, Inc. Project),
10.5%, 12-1-16 (B)	1,160	870,000

		16,546,255

GEORGIA - 1.80%
Coffee County Hospital Authority (Georgia),
Revenue Anticipation Certificates (Coffee
Regional Medical Center, Inc. Project),
Series 1997A,
6.75%, 12-1-16	5,000	5,243,500
Savannah Economic Development Authority,
First Mortgage Revenue Bonds (The Marshes
of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,663,877
7.4%, 1-1-24	510	518,313

		7,425,690

ILLINOIS - 5.41%
Illinois Health Facilities Authority:
Revenue Bonds:
Series 1994 (Holy Cross Hospital Project),
6.75%, 3-1-24	6,650	5,165,388
Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,025,300
Revenue Refunding Bonds, Series 1998 (Lifelink
Corporation Obligated Group),
5.7%, 2-15-24	1,750	1,044,295
City of Chicago, Chicago O'Hare International
Airport, Second Lien Passenger Facility
Charge Revenue Bonds, Series 2001A:
10.302%, 7-1-09	3,330	4,113,283
10.302%, 7-1-09 (A)	1,670	2,018,863
Bloomington-Normal Airport Authority of
McLean County, Illinois, Central Illinois
Regional Airport, Passenger Facility Charge
Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	2,898,483
6.05%, 12-15-19	1,000	972,290
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,171,860
Village of Hodgkins, Cook County, Illinois, Tax Increment Revenue Refunding Bonds, Series 1995A,
7.625%, 12-1-13	1,750	1,890,945

		22,300,707

IOWA - 1.87%
City of Cedar Rapids, Iowa:
First Mortgage Revenue Bonds, Series 1998-A
(Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,796,400
First Mortgage Adjustable Revenue Bonds,
Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	2,655	2,654,602
City of Creston, Iowa, Industrial
Development Revenue Bonds, Series 1997A
(CF Processing, L.C. Project),
8.0%, 8-1-26 (B)	5,000	1,250,000

		7,701,002

KANSAS - 2.19%
City of Olathe, Kansas, Senior Living
Facility Revenue Bonds (Aberdeen Village,
Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,541,700
Certificates of Participation, Series 1998A,
Evidencing Proportionate Interests of the
Owners Thereof in Rental Payments to be
Made by the City of Spring Hill, Kansas, to
Spring Hill Golf Corporation,
6.5%, 1-15-28	4,000	2,800,000
Kansas Development Finance Authority,
Multifamily Housing Revenue Bonds, Series 1998K
(Pioneer Olde Town Apartments Project),
6.5%, 10-1-30	3,200	2,687,264

		9,028,964

KENTUCKY - 1.15%
Kentucky Economic Development Finance Authority,
Hospital System Refunding and Improvement
Revenue Bonds, Series 1997 (Appalachian
Regional Healthcare, Inc. Project),
5.875%, 10-1-22	4,000	3,725,080
County of Perry, Kentucky, Solid Waste
Disposal Revenue Bonds (TJ International
Project), Series 1994,
7.0%, 6-1-24	1,000	1,026,480

		4,751,560

LOUISIANA - 1.47%
Louisiana Local Government Environmental
Facilities and Community Development
Authority, Multifamily Housing Revenue
Bond Anticipation Notes (Kingston Point
and Camelot Apartments Project), Series 2001A,
6.25%, 6-15-04	4,000	4,022,320
Board of Commissioners of the Port of New
Orleans, Industrial Development Revenue
Refunding Bonds (Continental Grain Company
Project), Series 1993,
7.5%, 7-1-13	2,000	2,027,580

		6,049,900

MAINE - 1.52%
Maine Health and Higher Educational Facilities
Authority, Revenue Bonds, Piper Shores
Issue, Series 1999A:
7.55%, 1-1-29	5,000	5,224,950
7.5%, 1-1-19	1,000	1,047,120

		6,272,070

MARYLAND - 0.48%
Maryland Economic Development Corporation, Senior
Lien Revenue Bonds (Rocky Gap Golf Course and
Hotel/Meeting Center Project), Series 1996 A,
8.375%, 10-1-09 (B)	3,250	1,976,455

MASSACHUSETTS - 2.70%
Massachusetts Industrial Finance Agency:
First Mortgage Revenue Bonds, Reeds
Landing Project, Series 1993,
7.1%, 10-1-28	7,500	7,621,500
Resource Recovery Revenue Refunding
Bonds (Ogden Haverhill Project),
Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,492,050
5.5%, 12-1-13	1,000	1,009,340

		11,122,890

MINNESOTA - 0.96%
Duluth Economic Development Authority, Health
Care Facilities Revenue Bonds (Benedictine Health
System - St. Mary's Duluth Clinic Health System
Obligated Group), Series 2004:
4.75%, 2-15-28	2,500	2,440,550
5.25%, 2-15-33	1,000	1,018,430
4.875%, 2-15-33	500	492,730

		3,951,710

MISSISSIPPI - 0.25%
Mississippi Hospital Equipment and Facilities
Authority, Hospital Refunding and Improvement
Revenue Bonds (Southwest Mississippi Regional
Medical Center), Series 2003,
5.75%, 4-1-23	1,000	1,020,550

MISSOURI - 10.35%
Missouri Development Finance Board,
Infrastructure Facilities Revenue Bonds:
City of Independence, Missouri:
Eastland Center Project:
Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,257,773
Phase IV, Series 2000B,
5.125%, 4-1-22	875	917,341
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,593,150
City of Grandview, Missouri - Gateway Commons
Project, Series 2003A:
5.375%, 3-1-26	1,190	1,193,689
5.0%, 3-1-18	575	578,669
5.25%, 3-1-23	410	410,845
The Industrial Development Authority of the
City of Kansas City, Missouri:
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,468,150
Revenue Bonds (The Bishop Spencer Place,
Incorporated Project), Series 1994,
8.0%, 9-1-16	2,000	2,059,460
Multifamily Housing Revenue Bonds (Village
Green Apartments Project), Series 1998,
6.25%, 4-1-30	1,680	1,329,955
City of Des Peres, Missouri, Tax Increment
Refunding Revenue Bonds, Series 2002A
(West County Center Project),
5.75%, 4-15-20	4,000	4,082,040
The Industrial Development Authority of the
City of Cameron, Missouri, Health Facilities
Revenue Bonds (Cameron Community Hospital),
Series 2000,
6.25%, 12-1-21	3,250	3,558,653
City of Chesterfield, Missouri, Tax Increment
Refunding and Improvement Revenue Bonds,
Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	3,440	3,523,489
The Industrial Development Authority of
the City of St. Louis, Missouri, Industrial
Revenue Refunding Bonds (Kiel Center
Multipurpose Arena Project), Series 1992,
7.75%, 12-1-13	3,335	3,426,279
Missouri Housing Development Commission,
Multifamily Housing Revenue Bonds (The Mansion
Apartments Phase II Project), Series 1999,
6.17%, 4-1-32	3,915	3,390,390
The Industrial Development Authority of St.
Joseph, Missouri, Healthcare Revenue Bonds
(Living Community of St. Joseph Project),
Series 2002,
7.0%, 8-15-32	3,000	3,132,180
City of Ballwin, Missouri, Tax Increment
Refunding and Improvement Revenue Bonds,
Series 2002A (Ballwin Town Center
Redevelopment Project),
6.25%, 10-1-17	2,200	2,236,256
The City of Nevada, Missouri (Nevada
Regional Medical Center), Hospital
Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,127,320
Johnson County, Missouri, Hospital Revenue
Bonds (Western Missouri Medical Center
Project), Series 2000,
6.0%, 6-1-25	1,515	1,695,436
The Thirty-Ninth Street Transportation
Development District, Independence, Missouri,
Revenue Bonds (Initial Thirty-Ninth Street
Improvement Project), Series 2003:
5.5%, 3-1-22	750	758,580
5.25%, 9-1-18	500	505,660
The Industrial Development Authority
of Callaway County, Missouri, Industrial
Development Revenue Bonds (A.P. Green Refractories
Co. Project), Series 1984,
8.6%, 11-1-14 (B)	900	396,000

		42,641,315

NEVADA - 0.87%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds,
Series 2003:
5.8%, 8-1-15	2,000	2,049,900
6.375%, 8-1-23	1,500	1,522,860

		3,572,760

NEW HAMPSHIRE - 1.10%
New Hampshire Health and Education Facilities
Authority, Hospital Revenue Bonds, Catholic
Medical Center Issue, Series 2002A:
5.75%, 7-1-22	3,000	3,039,090
5.0%, 7-1-12	625	657,256
Lisbon Regional School District, New
Hampshire, General Obligation Capital
Appreciation School Bonds,
0.0%, 2-1-13	950	837,406

		4,533,752

NEW JERSEY - 4.75%
New Jersey Economic Development Authority:
Economic Development Bonds, Kapkowski
Road Landfill Reclamation Improvement
District Project (City of Elizabeth):
Refunding Series 2002,
5.5%, 4-1-12	5,955	6,396,325
Series 1998A,
6.375%, 4-1-18	2,385	2,976,122
First Mortgage Revenue Fixed Rate Refunding Bonds
(Winchester Gardens at Ward Homestead Project),
Series 2004A,
8.625%, 11-1-25	3,000	3,580,620
Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	4,933,250
Camden County Improvement Authority, Health Care
Redevelopment Project Revenue Bonds, The Cooper
Health System Obligated Group Issue, Series 1997:
6.0%, 2-15-27	1,000	929,600
5.875%, 2-15-15	750	734,347

		19,550,264

NEW MEXICO - 2.41%
New Mexico Hospital Equipment Loan Council,
Hospital Revenue Bonds (Memorial Medical
Center, Inc. Project):
Series 1998:
5.375%, 6-1-18	4,020	3,884,807
5.5%, 6-1-28	2,000	1,981,640
4.85%, 6-1-08	1,070	1,059,193
Series 1996,
6.4%, 6-1-16	3,000	3,018,210

		9,943,850

NEW YORK - 6.77%
Tobacco Settlement Financing Corporation,
(State of New York), Asset-Backed Revenue
Bonds, Series 2003B-1C (State Contingency
Contract Secured) (Fixed Rate),
8.036%, 6-1-10	7,500	9,062,700
Suffolk County Industrial Development Agency (New York): Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	5,000	5,070,400
Continuing Care Retirement Community:
Fixed Rate Revenue Bonds (Peconic Landing at
Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,072,560
First Mortgage Revenue Bonds (Jefferson's Ferry
Project - Series 1999A),
7.2%, 11-1-19	1,500	1,599,060
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State
University Educational Facilities Issue),
Series 2002B,
5.25%, 11-15-23	3,500	3,913,420
Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,000	913,870
County of Erie, New York, General Obligation
Serial Bonds and Revenue Anticipation Notes,
Public Improvement Serial Bonds - Series 2002A,
5.0%, 9-1-15	2,500	2,753,725
City of Yonkers Industrial Development Agency,
Civic Facility Revenue Bonds (St. John's
Riverside Hospital Project):
Series 2001B,
7.125%, 7-1-31	1,455	1,494,387
Series 2001A,
7.125%, 7-1-31	1,000	1,027,070

		27,907,192

NORTH CAROLINA - 1.54%
North Carolina Eastern Municipal Power Agency,
Power System Revenue Bonds, Refunding:
Series 2003A,
5.5%, 1-1-12	2,000	2,211,860
Series 2003D,
5.5%, 1-1-14	2,000	2,210,980
City of Durham, North Carolina, Multifamily
Housing Revenue Bonds (Ivy Commons Project),
Series 1997,
8.00%, 3-1-29	1,990	1,926,300

		6,349,140

NORTH DAKOTA - 0.18%
City of Grand Forks, North Dakota, Senior
Housing Revenue Bonds (4000 Valley
Square Project), Series 1997,
6.375%, 12-1-34	800	757,328

OHIO - 0.85%
City of Toledo, Ohio, Multifamily Housing
Mortgage Revenue Bonds, Series 1998-A
(Hillcrest Apartments Project),
6.125%, 12-1-29	3,935	3,481,058

OKLAHOMA - 1.59%
The Oklahoma Development Finance Authority,
Continuing Care Retirement Community,
Revenue Bonds (Inverness Village Project),
Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 2-1-32	6,000	5,855,400
Trustees of the Oklahoma Ordinance Works Authority,
Industrial Development Revenue Refunding Bonds
(A.P. Green Industries, Inc. Project), Series 1992,
8.5%, 5-1-08 (B)	1,600	704,000

		6,559,400

OREGON - 0.10%
Myrtle Creek Building Authority, Gross
Revenue Bonds, Series 1996A (Myrtle Creek
Golf Course Project),
8.0%, 6-1-21 (B)	3,000	405,000

PENNSYLVANIA - 4.59%
Allegheny County Hospital Development Authority,
Health System Revenue Bonds (West Penn Allegheny
Health System), Series 2000B,
9.25%, 11-15-22	6,000	6,665,520
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,800	3,783,166
7.35%, 7-1-22	2,000	1,956,520
Delaware County Authority (Pennsylvania), First
Mortgage Revenue Bonds, Series 1994 (Riddle
Village Project),
8.25%, 6-1-22	3,775	3,925,018
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	2,495	2,560,319

		18,890,543

RHODE ISLAND - 0.84%
City of Providence, Rhode Island, Special
Obligation Tax Increment Bonds, Series D,
6.65%, 6-1-16	2,000	2,010,540
Rhode Island Health and Educational Building
Corporation, Hospital Financing Revenue Bonds,
St. Joseph Health Services of Rhode Island Issue,
Series 1999,
5.75%, 10-1-14	1,400	1,450,764

		3,461,304

SOUTH CAROLINA - 2.65%
Tobacco Settlement Revenue Management
Authority, Tobacco Settlement Asset-Backed Bonds,
Series 2001B (Tax-Exempt),
6.375%, 5-15-28	8,750	8,411,375
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1997 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,514,238

		10,925,613

TENNESSEE - 0.23%
Upper Cumberland Gas Utility District
(of Cumberland County, Tennessee), Gas System
Revenue Bonds, Series 1996,
7.0%, 3-1-16 (B)	1,400	966,000

TEXAS - 6.54%
Lubbock Health Facilities Development
Corporation, Fixed Rate First Mortgage
Revenue Bonds (Carillon, Inc. Project),
Series 1999A,
6.5%, 7-1-19	7,795	5,846,250
North Central Texas Health Facilities
Development Corporation, Retirement
Facility Revenue Bonds (Northwest Senior
Housing Corporation - Edgemere Project),
Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,183,120
7.25%, 11-15-19	1,000	1,041,940
Tarrant County Housing Finance Corporation,
Multifamily Housing Revenue Notes (Quail
Ridge Apartments Project), Series 2002A,
6.25%, 5-1-04	4,100	4,097,868
Lufkin Health Facilities Development
Corporation, Health System, Revenue and Refunding
Bonds (Memorial Health System of East Texas),
Series 1995,
6.875%, 2-15-26	3,660	3,742,057
City of Houston Housing Corporation
No. 1, First Lien Revenue Refunding
Bonds, Series 1996 (6800 Long Drive
Apartments - Section 8 New Construction
Program), Houston, Texas,
6.625%, 2-1-20	2,305	2,369,148
City of Houston, Texas, Airport System
Subordinate Lien Revenue Bonds,
Series 2000A (AMT),
5.625%, 7-1-20	2,150	2,297,017
Alvarado Industrial Development Corporation,
Industrial Development Revenue Bonds (Rich-Mix
Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	1,800	1,838,592
City of Houston Health Facilities, Development
Corporation, Retirement Facility Revenue Bonds,
(Buckingham Senior Living Community, Inc. Project),
Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,515,225

		26,931,217

UTAH - 0.86%
Utah Housing Finance Agency, Revenue Bonds
(RHA Community Services of Utah, Inc. Project),
Series 1997A,
6.875%, 7-1-27	2,430	2,428,250
Carbon County, Utah, Solid Waste Disposal
Facility Revenue Refunding Bonds
(Sunnyside Cogeneration Associates Project):
Series 1999A,
7.1%, 8-15-23	1,039	1,015,664
Series 1999B,
0.0%, 8-15-24	390	80,527

		3,524,441

VIRGINIA - 1.58%
Norfolk Redevelopment and Housing Authority,
Multifamily Rental Housing Facility Revenue
Bonds, Series 1996 (1016 Limited Partnership -
Sussex Apartments Project),
8.0%, 9-1-26	3,400	3,294,226
Pocahontas Parkway Association, Route 895 Connector,
Toll Road Revenue Bonds, Senior Capital
Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	3,209,670

		6,503,896

WASHINGTON - 1.27%
Port of Anacortes, Washington, Revenue and
Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,790	3,957,291
Housing Authority of the City of Seattle,
Low-Income Housing Assistance Revenue
Bonds, 1995 (GNMA Collateralized Mortgage
Loan - Kin On Project),
7.4%, 11-20-36	1,142	1,264,993

		5,222,284

WEST VIRGINIA - 0.65%
Upshur County, West Virginia, Solid Waste
Disposal Revenue Bonds (TJ International
Project), Series 1995,
7.0%, 7-15-25	2,500	2,663,250

WISCONSIN - 2.63%
Wisconsin Health and Educational Facilities
Authority, Revenue Bonds, Series 1995:
Hess Memorial Hospital Association, Inc. Project,
7.75%, 11-1-15	4,400	4,459,532
National Regency of New Berlin, Inc. Project,
8.0%, 8-15-25	4,310	4,423,827
City of Superior, Wisconsin, Water Supply
Facilities Revenue Refunding Bonds
(Superior Water, Light and Power Company Project),
Series 1996,
6.125%, 11-1-21	1,910	1,968,140

		10,851,499

TOTAL MUNICIPAL BONDS - 94.57%		$389,605,039

(Cost: $388,925,813)

TOTAL SHORT-TERM SECURITIES - 3.57%		$14,691,517

(Cost: $14,691,517)

TOTAL INVESTMENT SECURITIES - 98.14%		$404,296,556

(Cost: $403,617,330)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.86%		7,656,476

NET ASSETS - 100.00%		$411,953,032

Notes to Schedule of Investments

(A)	The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.
(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL HIGH INCOME FUND
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$403,617) (Notes 1 and 3)	$404,297
Cash	354
Receivables:
Interest	7,096
Investment securities sold	2,446
Fund shares sold	117
Prepaid registration fees	25
Prepaid insurance	17

Total assets	414,352

LIABILITIES
Payable to Fund shareholders	1,315
Payable for investment securities purchased	742
Dividends payable	171
Accrued service fee (Note 2)	80
Accrued shareholder servicing (Note 2)	34
Accrued accounting and administrative services fees (Note 2)	11
Accrued management fee (Note 2)	6
Accrued distribution fee (Note 2)	2
Other	38

Total liabilities	2,399

Total net assets	$411,953

NET ASSETS
$1.00 par value capital stock:
Capital stock	$84,036
Additional paid-in capital	356,968
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	277
Accumulated undistributed net realized loss on investment transactions	(30,007)
Net unrealized appreciation in value of investments	679

Net assets applicable to outstanding units of capital	$411,953

Net asset value per share (net assets divided by shares outstanding):
Class A	$4.90
Class B	$4.90
Class C	$4.90
Class Y	$4.90
Capital shares outstanding:
Class A	81,784
Class B	1,204
Class C	1,047
Class Y	1
Capital shares authorized	300,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MUNICIPAL HIGH INCOME FUND
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$13,146

Expenses (Note 2):
Investment management fee	1,089
Service fee:
Class A	453
Class B	7
Class C	6
Shareholder servicing:
Class A	207
Class B	6
Class C	6
Class Y	-	*
Accounting and administrative services fees	65
Distribution fee:
Class A	9
Class B	22
Class C	19
Registration fees	26
Legal fees	20
Audit fees	14
Custodian fees	9
Other	53

Total expenses	2,011

Net investment income	11,135

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(3,422)
Unrealized appreciation in value of investments during the period	9,312

Net gain on investments	5,890

Net increase in net assets resulting from operations	$17,025

* Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL HIGH INCOME FUND
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$11,135	$23,978
Realized net loss on investments	(3,422)	(4,637)
Unrealized appreciation (depreciation)	9,312	(6,108)

Net increase in net assets resulting from operations	17,025	13,233

Distributions to shareholders from net investment income (Note 1D):(1)
Class A	(11,030)	(22,847)
Class B	(136)	(239)
Class C	(116)	(231)
Class Y	(7)	(230)

	(11,289)	(23,547)

Capital share transactions (Note 5)	(20,346)	(12,650)

Total decrease	(14,610)	(22,964)
NET ASSETS
Beginning of period	426,563	449,527

End of period	$411,953	$426,563

Undistributed net investment income	$277	$431

(1)See "Financial Highlights" on pages 24 - 27.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$4.83		$4.95	$4.96	$4.92	$5.19	$5.69

Income (loss) from investment operations:
Net investment income	0.13		0.26	0.26	0.28	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.07		(0.12)	(0.01)	0.04	(0.27)	(0.37)

Total from investment operations	0.20		0.14	0.25	0.32	0.03	(0.06)

Less distributions:
Declared from net investment income	(0.13)		(0.26)	(0.26)	(0.28)	(0.30)	(0.31)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.13)

Total distributions	(0.13)		(0.26)	(0.26)	(0.28)	(0.30)	(0.44)

Net asset value, end of period	$4.90		$4.83	$4.95	$4.96	$4.92	$5.19

Total return(1)	4.25%		3.02%	5.35%	6.64%	0.83%	-1.22%
Net assets, end of period (in millions)	$401		$407	$431	$419	$417	$510
Ratio of expenses to average net assets	0.95	%(2)	0.96%	1.03%	1.02%	0.94%	0.87%
Ratio of net investment income to average net assets	5.39	%(2)	5.54%	5.39%	5.61%	6.08%	5.59%
Portfolio turnover rate		17%	23%	23%	22%	22%	27%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the period from 10-5-99(1) through
	3-31-04		2003	2002	2001	9-30-00

Net asset value, beginning of period	$4.83		$4.95	$4.96	$4.92	$5.16

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.07		(0.12)	(0.01)	0.04	(0.24)

Total from investment operations	0.18		0.10	0.21	0.27	0.01

Less distributions:
Declared from net investment income	(0.11)		(0.22)	(0.22)	(0.23)	(0.25)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.11)		(0.22)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$4.90		$4.83	$4.95	$4.96	$4.92

Total return	3.80%		2.15%	4.46%	5.71%	29.00%
Net assets, end of period (in millions)	$6		$6	$5	$3	$1
Ratio of expenses to average net assets	1.80	%(2)	1.80%	1.85%	1.91%	1.89	%(2)
Ratio of net investment income to average net assets	4.54	%(2)	4.71%	4.56%	4.68%	5.16	%(2)
Portfolio turnover rate	17%		23%	23%	22%	22	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the period from 10-8-99(1) through
	3-31-04		2003	2002	2001	9-30-00

Net asset value, beginning of period	$4.83		$4.95	$4.96	$4.92	$5.16

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.07		(0.12)	(0.01)	0.04	(0.24)

Total from investment operations	0.18		0.10	0.21	0.27	0.01

Less distributions:
Declared from net investment income	(0.11)		(0.22)	(0.22)	(0.23)	(0.25)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.11)		(0.22)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$4.90		$4.83	$4.95	$4.96	$4.92

Total return	3.79%		2.16%	4.49%	5.74%	0.26%
Net assets, end of period (in millions)	$5		$5	$5	$3	$1
Ratio of expenses to average net assets	1.82	%(2)	1.80%	1.84%	1.84%	1.91	%(2)
Ratio of net investment income to average net assets	4.49	%(2)	4.70%	4.58%	4.72%	5.13	%(2)
Portfolio turnover rate	17%		23%	23%	22%	22	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,				For the period from 12-30-98(1) to
	3-31-04		2003	2002	2001	2000	9-30-99

Net asset value, beginning of period	$4.83		$4.95	$4.96	$4.92	$5.19	$5.65

Income (loss) from investment operations:
Net investment income	0.14		0.27	0.26	0.27	0.30	0.24
Net realized and unrealized gain (loss) on investments	0.07		(0.12)	(0.01)	0.04	(0.27)	(0.33)

Total from investment operations	0.21		0.15	0.25	0.31	0.03	(0.09)

Less distributions:
Declared from net investment income	(0.14)		(0.27)	(0.26)	(0.27)	(0.30)	(0.24)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.13)

Total distributions	(0.14)		(0.27)	(0.26)	(0.27)	(0.30)	(0.37)

Net asset value, end of period	$4.90		$4.83	$4.95	$4.96	$4.92	$5.19

Total return	4.34%		3.17%	5.35%	6.45%	0.97%	-1.53%
Net assets, end of period (in thousands)	$5	$8,801		$8,646	$2	$18	$2
Ratio of expenses to average net assets	0.75	%(2)	0.80%	0.63%	1.93%	1.08%	0.80	%(2)
Ratio of net investment income to average net assets	5.80	%(2)	5.76%	5.68%	4.72%	5.96%	5.68	%(2)
Portfolio turnover rate	17%		23%	23%	22%	22%	27	%(3)

(1)Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed. Operations recommenced on December 30, 1998
(2)Annualized.
(3)For the fiscal year ended September 30, 1999.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $260,760. During the period ended March 31, 2004, W&R received $9,627 and $1,759 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $168,431 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $13,520, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $66,725,661, while proceeds from maturities and sales aggregated $84,424,288. Purchases of short-term securities aggregated $297,953,145, while proceeds from maturities and sales aggregated $299,920,146. No U.S. Government obligations were purchased or sold during the period ended March 31, 2004.

For Federal income tax purposes, cost of investments owned at March 31, 2004 was $403,340,396, resulting in net unrealized appreciation of $956,160, of which $17,804,481 related to appreciated securities and $16,848,321 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$23,420,066
Distributed ordinary income	23,485,048
Undistributed ordinary income*	553,173

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	3,929,709

Post-October losses deferred	4,994,251

*This entire amount was distributed prior to March 31, 2004.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009	$6,187,770
September 30, 2010	11,473,462
September 30, 2011	3,929,709

Total carryover	$21,590,941

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

Shares issued from sale of shares:
Class A	2,906	6,757
Class B	108	476
Class C	251	300
Class Y	- *	12,527
Shares issued from reinvestment of dividends:
Class A	1,749	3,690
Class B	23	43
Class C	22	44
Class Y	- *	47
Shares redeemed:
Class A	(7,089)	(13,348)
Class B	(153)	(220)
Class C	(205)	(358)
Class Y	(1,820)	(12,500)

Decrease in outstanding capital shares	(4,208)	(2,542)

Value issued from sale of shares:
Class A	$14,174	$32,508
Class B	528	2,311
Class C	1,223	1,457
Class Y	- *	60,590
Value issued from reinvestment of dividends:
Class A	8,520	18,168
Class B	110	213
Class C	107	214
Class Y	- *	228
Value redeemed:
Class A	(34,508)	(64,602)
Class B	(746)	(1,064)
Class C	(1,002)	(1,731)
Class Y	(8,752)	(60,942)

Decrease in outstanding capital	$(20,346)	$(12,650)

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of March 31, 2004, the results of its operations for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
      WADDELL & REED
      CLIENT SERVICES
      6300 Lamar Avenue
      P.O. Box 29217
      Shawnee Mission, KS 66201-9217
      (888) WADDELL
      (888) 923-3355

Our INTERNET address is:
      http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1014SA (3-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004